Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Share capital	Other equity instruments.	Share premium [member]	Hedging reserve	Fair value Reserve of financial assets at fair value through other comprehensive income [member]	Other reserve in other comprehensive income [member]	Other capital reserve [member]	Capital surplus [member]	Surplus reserve [member]	Currency translation differences [member]	Retained earnings [member]	Attributable to equity holders of the Company [member]	Non-controlling interests [member]	Total
Balance at end of prior year at Dec. 31, 2018	¥ 15,698,093	¥ 10,077,396	¥ 24,770,682	¥ (430,896)	¥ 926,804	¥ (102,730)	¥ 1,031,071	¥ 26,194,931	¥ 8,140,030	¥ (340,337)	¥ 34,665,305	¥ 94,435,418	¥ 21,686,252	¥ 116,121,670
Net profit/(loss)		685,922									80,423	766,345	341,860	1,108,205
Other comprehensive income/(loss):
Fair value changes of other equity investment instruments, net of tax					(55,200)			(55,200)				(55,200)	8,961	(46,239)
Share of other comprehensive income (loss) of investees - accounted for under the equity method, net of tax					367,528	1,168		368,696				368,696		368,696
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax				132,647				132,647				132,647	(12,711)	119,936
Currency translation differences										285,525		285,525	(157,031)	128,494
Total comprehensive income/(loss)		685,922		132,647	312,328	1,168		446,143		285,525	80,423	1,498,013	181,079	1,679,092
Issue of other equity instruments		14,982,165										14,982,165		14,982,165
Dividends											(1,569,809)	(1,569,809)	(1,359,777)	(2,929,586)
Cumulative distribution of other equity instruments		(617,662)										(617,662)		(617,662)
Net capital injection from non-controlling interests of subsidiaries							96,036	96,036				96,036	1,018,048	1,114,084
Disposal of a subsidiary													(36,040)	(36,040)
Disposal of equity investments at fair value through other comprehensive income					(501,547)			(501,547)			501,547
Acquisition of non-controlling interests of subsidiaries							(20,426)	(20,426)				(20,426)	13,624	(6,802)
Deregistration of a subsidiary													(45)	(45)
Balance at period end at Dec. 31, 2019	15,698,093	25,127,821	24,770,682	(298,249)	737,585	(101,562)	1,106,681	26,215,137	8,140,030	(54,812)	33,677,466	108,803,735	21,575,311	130,379,046
Net profit/(loss)		1,770,469									607,382	2,377,851	232,712	2,610,563
Other comprehensive income/(loss):
Fair value changes of other equity investment instruments, net of tax					(131,958)			(131,958)				(131,958)	(30)	(131,988)
Share of other comprehensive income (loss) of investees - accounted for under the equity method, net of tax					(178,501)	(4,348)		(182,849)				(182,849)		(182,849)
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax				220,542				220,542				220,542	(14,289)	206,253
Currency translation differences										(684,115)		(684,115)	(178,339)	(862,454)
Total comprehensive income/(loss)		1,770,469		220,542	(310,459)	(4,348)		(94,265)		(684,115)	607,382	1,599,471	40,054	1,639,525
Business combination													48,103	48,103
Issue of other equity instruments		25,457,450										25,457,450		25,457,450
Redemption of other equity instruments		(2,499,844)									(156)	(2,500,000)		(2,500,000)
Dividends											(2,119,243)	(2,119,243)	(1,206,329)	(3,325,572)
Cumulative distribution of other equity instruments		(1,436,117)										(1,436,117)		(1,436,117)
Net capital injection from non-controlling interests of subsidiaries							34,071	34,071				34,071	1,302,085	1,336,156
Share of other capital reserve of investees accounted for under the equity method							7,607	7,607				7,607		7,607
Others											(1,051)	(1,051)	11,051	10,000
Balance at period end at Dec. 31, 2020	15,698,093	48,419,779	24,770,682	(77,707)	427,126	(105,910)	1,148,359	26,162,550	8,140,030	(738,927)	32,164,398	129,845,923	21,770,275	151,616,198
Net profit/(loss)		2,137,420									(12,773,614)	(10,636,194)	(2,554,695)	(13,190,889)
Other comprehensive income/(loss):
Fair value changes of other equity investment instruments, net of tax					(34,583)			(34,583)				(34,583)	6	(34,577)
Share of other comprehensive income (loss) of investees - accounted for under the equity method, net of tax					(42,863)	(1,441)		(44,304)				(44,304)		(44,304)
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax				485,681				485,681				485,681	21,447	507,128
Currency translation differences										(704,471)		(704,471)	(285,461)	(989,932)
Total comprehensive income/(loss)		2,137,420		485,681	(77,446)	(1,441)		406,794		(704,471)	(12,773,614)	(10,933,871)	(2,818,703)	(13,752,574)
Dividends											(2,825,657)	(2,825,657)	(1,020,457)	(3,846,114)
Cumulative distribution of other equity instruments		(2,139,222)										(2,139,222)		(2,139,222)
Net capital injection from non-controlling interests of subsidiaries							12,358	12,358				12,358	1,864,426	1,876,784
Share of other capital reserve of investees accounted for under the equity method							1,086	1,086				1,086		1,086
Acquisition of non-controlling interests of subsidiaries							(915,286)	(915,286)				(915,286)	729,097	(186,189)
Deregistration of a subsidiary													(13,388)	(13,388)
Others											2,483	2,483	(1,051)	1,432
Balance at period end at Dec. 31, 2021	¥ 15,698,093	¥ 48,417,977	¥ 24,770,682	¥ 407,974	¥ 349,680	¥ (107,351)	¥ 246,517	¥ 25,667,502	¥ 8,140,030	¥ (1,443,398)	¥ 16,567,610	¥ 113,047,814	¥ 20,510,199	¥ 133,558,013